Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Nationwide Emerging Markets Debt Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Nationwide Emerging Markets Debt Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Nationwide Emerging Markets Debt Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 69 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 99 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in debt and other fixed-income securities issued by governments of emerging market countries and corporations headquartered in or which derive at least 50% of their revenues from operations or sales in emerging market countries. Emerging market countries include certain countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. The Fund normally invests in issuers from at least three emerging market countries.The issuers of the securities in which the Fund invests may include either governmental entities (e.g., sovereign bonds) or corporations (e.g., corporate bonds). These securities may pay interest on either a fixed-rate or a variable-rate basis. The debt securities in which the Fund may invest may range in maturity from short- to long-term and, at any given time, the Fund’s portfolio is likely to include bonds with a variety of maturities. Although many of the debt securities in which the Fund may invest are investment grade, the Fund may invest without limit in high-yield bonds (i.e., “junk” bonds).The Fund’s subadviser seeks to generate investment returns from sovereign debt securities predominately through country selection. The subadviser combines a bottom-up analysis of a country's fundamentals with top-down macroeconomic insights, evaluating factors such as domestic demand dynamics, monetary and fiscal policy, and local and national politics, against global drivers such as commodity prices, global liquidity conditions and global growth/export demand. Selection of corporate debt securities begins with more of a bottom-up process, based on a combination of the subadviser’s fundamental and quantitative analyses, but within the context of the country’s macroeconomic considerations. Based on fundamental, relative value and structural/technical analyses, the subadviser next seeks to exploit opportunities that may be generated when its assessment of a country’s or issuer’s fundamentals is inconsistent with the market’s expectations.Many emerging market debt securities are denominated in currencies that are well-established internationally, such as the U.S. dollar, euro or yen, although other emerging market debt securities are denominated in the local currency of its issuer. The Fund may invest in securities that are denominated either in a well-established currency or in local currency, although the Fund does not invest more than 65% of its net assets, at the time of purchase, in securities denominated in local currencies. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.The Fund’s subadviser may use derivatives, such as currency futures and forward foreign currency contracts, to hedge against international currency exposure or to take currency positions unrelated to securities held by the Fund. The subadviser also may use such instruments, as well as interest rate swaps, total return swaps and credit default swaps, either to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, or otherwise to increase returns.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:Market risk– the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund's investments to decline significantly. Currently, interest rates are at or near historic lows. The interest earned on the Fund's investments in fixed-income securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be pre-paid, which, in turn, increases these risks. Very low or negative interest rates may impact the yield of the Fund's investments in fixed-income securities and may increase the risk that, if followed by rising interest rates, the Fund's performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed-income securities may not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.Credit risk- a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds and other securities rated below investment grade. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the market price of a bond.Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.Foreign currencies– foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Many emerging markets also have histories of political instability and abrupt changes in policies, and the ability to bring and enforce actions may be limited. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, unexpected market closures and ethnic, religious and racial conflicts.High-yield bonds risk– investing in high-yield bonds and other lower-rated bonds is considered speculative and will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, sensitivity to changing interest rates, or lack of liquidity.Country risk– if the Fund emphasizes one or more countries, it may be more susceptible to the financial, market or economic events affecting the particular issuers in such countries than funds that do not emphasize particular countries.Sovereign debt risk– sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivatives also may be more difficult to purchase, sell or value than other instruments.Currency exposure– the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.Swaps and forwards– using swaps and forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because swaps and forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. Currently there are few central exchanges or markets for swap and forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap or forward counterparty fails to meet its obligations under the contract, the Fund may lose money.Credit default swaps– credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Credit default swaps also are subject to the risk that the Fund will not properly assess the cost of the underlying investment. If the Fund is selling credit protection, it bears the risk that a credit event will occur, requiring the Fund to pay the counterparty the set value of the defaulted bonds. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit for the premium paid.Interest rate swaps– the use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment.Total return swaps– total return swaps are leveraged and the Fund may experience substantial gains or losses in value as a result of relatively small changes in the value of the underlying asset. In addition, total return swaps are subject to credit and counterparty risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Total return swaps also are subject to the risk that the Fund will not properly assess the value of the underlying asset. If the Fund is the buyer of a total return swap, the Fund could lose money if the total return of the underlying asset is less than the Fund’s obligation to pay a fixed or floating rate of interest. If the Fund is the seller of a total return swap, the Fund could lose money if the total returns of the underlying asset are greater than the fixed or floating rate of interest it would receive.Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.Nondiversified fund risk– because the Fund may hold larger positions in fewer securities and financial instruments than other diversified funds, a single security’s or instrument’s increase or decrease in value may have a greater impact on the Fund’s value and total return.Redemptions risk– the Fund may be an investment option for other mutual funds that are managed as “funds-of-funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments. Large or continuous redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If funds-of-funds or other large shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity.Selection risk– selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversified fund risk– because the Fund may hold larger positions in fewer securities and financial instruments than other diversified funds, a single security’s or instrument’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-848-0920
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nationwide.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns– Class R6 Shares<br/>(Years Ended December 31,)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter:11.97%–2Q 2020Lowest Quarter:-16.74%–1Q 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the table for Class R6 shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Nationwide Emerging Markets Debt Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	$ 364
3 Years	rr_ExpenseExampleYear03	687
5 Years	rr_ExpenseExampleYear05	1,033
10 Years	rr_ExpenseExampleYear10	$ 2,007
2017	rr_AnnualReturn2017	11.21%
2018	rr_AnnualReturn2018	(5.11%)
2019	rr_AnnualReturn2019	15.76%
2020	rr_AnnualReturn2020	3.42%
2021	rr_AnnualReturn2021	(4.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.74%)
1 Year	rr_AverageAnnualReturnYear01	(7.04%)
5 Years	rr_AverageAnnualReturnYear05	3.06%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.95%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2016
Nationwide Emerging Markets Debt Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
1 Year	rr_ExpenseExampleYear01	$ 318
3 Years	rr_ExpenseExampleYear03	702
5 Years	rr_ExpenseExampleYear05	1,212
10 Years	rr_ExpenseExampleYear10	2,615
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	702
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,212
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,615
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.56%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2016
Nationwide Emerging Markets Debt Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	560
10 Years	rr_ExpenseExampleYear10	$ 1,258
1 Year	rr_AverageAnnualReturnYear01	(4.63%)
5 Years	rr_AverageAnnualReturnYear05	3.80%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.62%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2016
Nationwide Emerging Markets Debt Fund | Institutional Service Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	694
10 Years	rr_ExpenseExampleYear10	$ 1,544
1 Year	rr_AverageAnnualReturnYear01	(4.78%)
5 Years	rr_AverageAnnualReturnYear05	3.77%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.59%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2016
Nationwide Emerging Markets Debt Fund | After Taxes on Distributions | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.49%)
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.32%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2016
Nationwide Emerging Markets Debt Fund | After Taxes on Distributions and Sales of Shares | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.66%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.57%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2016
Nationwide Emerging Markets Debt Fund | JPM EMBI Global Diversified Index (The Index does not pay sales charges, fees, expenses or taxes.)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.80%)
5 Years	rr_AverageAnnualReturnYear05	4.65%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.42%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate

[1]	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.90% until at least February 28, 2023. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.